Summary of Significant Accounting Policies (Details 3) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Capital Requirements on Foreign Financial Institutions [Line Items]
Financial instruments	$ 1,239,336	$ 2,743,399
PRC [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Financial instruments	490,819	1,652,507
Singapore [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Financial instruments	$ 748,517	$ 1,090,892